UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6310

GREENWICH STREET SERIES FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: DECEMBER 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

          Greenwich Street Series Fund Annual Report

                                      Intermediate High Grade Portfolio

                                                 Appreciation Portfolio

                                            Fundamental Value Portfolio

                                                      December 31, 2004

ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
INTERMEDIATE HIGH GRADE PORTFOLIO:
     MANAGER OVERVIEW.......................................    3
     FUND AT A GLANCE.......................................    5
     FUND PERFORMANCE.......................................    6
APPRECIATION PORTFOLIO:
     MANAGER OVERVIEW.......................................    7
     FUND AT A GLANCE.......................................    9
     FUND PERFORMANCE.......................................   10
FUNDAMENTAL VALUE PORTFOLIO:
     MANAGER OVERVIEW.......................................   11
     FUND AT A GLANCE.......................................   13
     FUND PERFORMANCE.......................................   14
FUND EXPENSES...............................................   15
SCHEDULES OF INVESTMENTS:
     INTERMEDIATE HIGH GRADE PORTFOLIO......................   17
     APPRECIATION PORTFOLIO.................................   19
     FUNDAMENTAL VALUE PORTFOLIO............................   25
STATEMENTS OF ASSETS AND LIABILITIES........................   32
STATEMENTS OF OPERATIONS....................................   33
STATEMENTS OF CHANGES IN NET ASSETS.........................   34
FINANCIAL HIGHLIGHTS........................................   37
NOTES TO FINANCIAL STATEMENTS...............................   39
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   45
ADDITIONAL INFORMATION......................................   46
IMPORTANT TAX INFORMATION...................................   49

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]
                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The stock market rallied at the start of the past year, but then slid into a fairly limited trading range that endured for most of the year, only to rally again sharply in the fourth quarter. Most major equity market indexes reported reasonable gains for 2004 and several indexes recorded double-digit growth. In many cases, most of those returns were achieved on the performance gains made in November and December alone.

Record-high energy prices, rising short-term interest rates, a growing trade deficit, uncertainty over the domestic employment situation, presidential election politics, and the situation in Iraq all pressured the stock market for much of the year. Strength in the domestic economy was fairly selective, with stronger returns seen broadly in the energy, utilities and materials sectors while the information technology, healthcare, consumer staples and financials sectors languished for much of the period.

Small capitalization and value-oriented stocks tended to enjoy the strongest performance over the past twelve months, while large-cap and more growth-oriented stocks posted generally positive, but weaker, results. International stocks typically outperformed the broad U.S. market, as foreign returns were boosted by the weaker U.S. dollar, which set record lows against some currencies. Stocks outperformed bonds in general, which suffered late in the year as the U.S. Federal Reserve Board ("Fed")(i) continued to incrementally raise the federal funds rate.(ii)

Within this environment, the portfolios performed as follows(1):

                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2004
                                  (UNAUDITED)

                                                              6 MONTHS  12 MONTHS
  Intermediate High Grade Portfolio                              1.55%      0.65%

  Lehman Brothers Government/Credit Bond Index                   4.39%      4.19%

  Lipper Variable Corporate Debt-Funds A-Rated Funds
    Category Average                                             4.30%      4.22%

  Appreciation Portfolio                                         5.31%      8.79%

  S&P 500 Index                                                  7.19%     10.87%

  Lipper Variable Large-Cap Core Funds Category Average          6.18%      8.59%

  Fundamental Value Portfolio                                    3.29%      8.22%

  S&P 500 Index                                                  7.19%     10.87%

  Lipper Variable Multi-Cap Core Funds Category Average          8.03%     12.06%


     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     PERFORMANCE FIGURES MAY REFLECT REIMBURSEMENTS AND/OR FEE WAIVERS, WITHOUT WHICH THE PERFORMANCE WOULD HAVE BEEN LOWER.

     FUND RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES.

     Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 37 funds for the six-month period and among the 36 funds for the 12-month period in the variable corporate debt-funds A-rated funds category. Returns were calculated among the 216 funds for the six-month period and among the 216 funds for the 12-month period in the variable large-cap core funds category. Returns were calculated among the 141 funds for the six-month period and among the 139 funds for the 12-month period in the variable multi-cap core funds category.

(1) Each fund is a separate investment series of Greenwich Street Series Funds, a Massachusetts Business Trust. The funds are underlying investment options of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The funds' performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the funds. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The U.S. economy has entered its fourth year of expansion since the 2001 recession. After a slow start in 2002 and the first half of 2003, the economic expansion has gained traction over the past six quarters as corporations repaired balance sheets and earlier cost-cutting began to pay dividends. Although a series of one-off events - surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc.--undoubtedly restrained growth in 2004, the economy proved resilient enough to grow an average of 4.0% over the past four quarters.(iii)

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions have affected fund performance.

INFORMATION ABOUT YOUR FUNDS

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM") and Citicorp Trust Bank ("CTB"), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. For further information, please see the "Additional Information" note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 1, 2005

(i) The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(ii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(iii) As measured by gross domestic product ("GDP"), a market value of goods and services produced by labor and property in a given country. Source:
       Bureau of Economic Analysis, U.S. Department of Commerce, December 22, 2004.
 2

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

INTERMEDIATE HIGH GRADE PORTFOLIO

For the 12 months ended December 31, 2004, the Intermediate High Grade Portfolio returned 0.65%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Government/Credit Bond Index(i), which returned 4.19% for the same period. In comparison, the Lipper Variable Corporate Debt-Funds A-Rated Funds Category Average(1) was 4.22%.

MARKET OVERVIEW

At the outset of the year, sentiment was rather universal that interest rates would rise as the year unfolded, and they did. The two-year Treasury yield rose roughly 1.25% as the Fed(ii) began to raise the federal funds target(iii) rate at the end of June. This was followed by a series of four additional 25 basis point(iv) moves, bringing the rate to 2.25% by year end. At the end of the fund's reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50%. Coupled with the Fed seeking to normalize the yield curve(v), oil prices surprisingly rose roughly 40.0% peaking at $55 a barrel for west Texas intermediate crude. In addition, the U.S. dollar fell 7.75% and 4.5% versus the euro and yen, respectively, and 10-year U.S. Treasury yields ended the year almost exactly where they began. A mid-year inflation scare pushed yields up to 4.8%, only to fall back to 4.0%. Looking at the year as a whole, the worst total return performer along the U.S. Treasury yield curve was the 2-year segment, delivering a paltry 89 basis points. In contrast, investments in 10- and 30-year issues returned 4.90% and 8.87%, respectively.

Many events influenced the fixed income market over the year, but none were enough to disturb the rally in the longer-dated end of the market as the curve flattened dramatically (short-term yields rising more than long-term yields). Even in the face of a Fed that had launched a tightening cycle, ongoing demand by foreign investors, transparency by the Fed as to their intentions and timing, relatively contained inflation and a desire to find some yield all led to better than expected performance in the 10- and 30-year sectors.

The economic data released during the fourth quarter of 2004 showed modest economic growth, respectable employment numbers and manageable inflation. Total returns for straight U.S. Treasury investors were nothing to write home about this year. Investors in the intermediate Treasury arena saw total returns in the 2.0% range. It took an investment out past 10 years to obtain total returns of 4.9%. Indeed, not until you went out past the 5-year maturity sector did returns offer anything meaningful. Agencies, for all their headline risk, far outperformed Treasuries as intermediate agencies returned 2.85%. While regulatory risk did not subside to any great degree, the agency market has come to embrace the notion that, whatever the outcome, it will result in greater oversight, stronger capital positions and will be bondholder friendly.

FACTORS THAT INFLUENCED FUND PERFORMANCE

The quest for yield was evident throughout the year. Corporate bonds and mortgage-backed securities were the best performing sectors, as their yields are the highest within the investment grade universe. Our allocations to these sectors contributed to the fund performance.

During the year, we were not seduced by the notion that one can be successful by trying to capture every short-term move in the market (for example, by focusing one day on currency markets or hedge fund activity and another on China potentially revaluing its currency or on geopolitical risks). Instead, we focused on the things you can measure: data we believed the Fed was looking at and the most important basket of information the central bank (and to some extent the market) used to determine the direction of interest rates. Unquantifiable risks in the market continue to remind us that one should not lose sight of the fact that fundamentals determine longer-term interest rate trends.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 36 funds in the fund's Lipper category.

Thank you for your investment in the Intermediate High Grade Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

-s-Eugene J. Kirkwood

Eugene J. Kirkwood
Portfolio Manager

February 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's portfolio composition (as a percentage of net assets) as of December 31, 2004 was: Corporate Bonds & Notes (40.0%); U.S. Treasury Obligations (25.9%); U.S. Government Agencies (22.1%); Mortgage-Backed Securities (7.4%); International Notes (3.8%); Repurchase Agreement (0.1%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. As interest rates rise, bond prices fall, reducing the value of the fund's share price.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
(i) The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
(ii) The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(iii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(iv)  A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(v) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
 4

--------------------------------------------------------------------------------
 FUND AT A GLANCE -- INTERMEDIATE HIGH GRADE PORTFOLIO (UNAUDITED)

(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
Corporate Bonds & Notes                                                     40.3                               33.0
U.S. Treasury Obligations                                                   26.1                               29.9
U.S. Government Agencies                                                    22.2                               24.8
Mortgage-Backed Securities                                                   7.5                                8.7
International Notes                                                          3.8                                3.6
Repurchase Agreement                                                         0.1                                0.0

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- INTERMEDIATE HIGH GRADE PORTFOLIO AS OF 12/31/04 (UNAUDITED)
                                      [INTERMEDIATE HIGH GRADE PORTFOLIO LINE
                                      GRAPH]

                                                                                                         LEHMAN BROTHERS
                                                             INTERMEDIATE HIGH GRADE PORTFOLIO     GOVERNMENT/CREDIT BOND INDEX
                                                             ---------------------------------     ----------------------------
12/94                                                                      10000                              10000
12/95                                                                      11776                              11925
12/96                                                                      11976                              12270
12/97                                                                      13014                              13467
12/98                                                                      13898                              14743
12/99                                                                      13385                              14426
12/00                                                                      14701                              16135
12/01                                                                      15787                              17508
12/02                                                                      17105                              19440
12/03                                                                      17383                              20348
12/04                                                                      17495                              21200

-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------
     Twelve Months Ended 12/31/04           0.65%
     Five Years Ended 12/31/04              5.50
     Ten Years Ended 12/31/04               5.75

CUMULATIVE TOTAL RETURN
--------------------------------------------------
     12/31/94 through 12/31/04            74.95%
-------------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Intermediate High Grade Portfolio on December 31, 1994 through December 31, 2004 with that of a similar investment in the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a weighted composite of the Lehman Brothers Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of nine years, and the Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.
--------------------------------------------------------------------------------

Assumes the reinvestment of all dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

APPRECIATION PORTFOLIO

For the 12 months ended December 31, 2004, the Appreciation Portfolio returned 8.79%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index(i), which returned 10.87% for the same period. In comparison, the Lipper Variable Large-Cap Core Funds Category Average(1) was 8.59%.

MARKET OVERVIEW

The stock market produced solid gains in 2004, though not as exuberant as the rally in 2003 when equities rebounded strongly from the depressed levels of the bear market. The positive momentum from the year-end rally of 2003 carried into the first quarter of 2004, setting highs in many parts of the market that were not revisited until the fourth quarter. For the majority of the year, the stock market traded sideways as it digested the gains of the prior year rally and struggled to understand and cope with a host of unanswered questions. Specifically, concerns over the job market, interest rates and inflation, rising oil prices, geopolitical events including terrorism and Iraq and a country divided by a U.S. presidential contest kept many investors on the sidelines.

Despite these issues, certain sectors of the markets, notably energy, industrials and materials continued to show signs of strength throughout the year, while the mid- and small capitalization stocks also continued to garner investors' attention. Large capitalization stocks, in general, were held down by disappointments in some high-profile, blue-chip companies. As we moved into the fourth quarter, stock prices had already discounted the potential negatives discussed above and became vulnerable to upside surprises. The resolution of the U.S. elections combined with improving investor confidence in the economic recovery and the absence of further geopolitical events, helped produced a strong year-end rally.

FUND OVERVIEW

The portfolio recorded solid performance for the year. Overall, the portfolio underperformed its benchmark due, in part, to its cash position, which rose in the fourth quarter as the fund took profits in many stocks whose prices, in our opinion, appeared extended.

The largest returns came from energy, a sector where the fund has maintained an overweight for some time, followed by the consumer staples and telecommunication services sectors. Stock selection in the consumer discretionary and financials sectors hurt performance in comparison to the benchmark. On the positive side, underweights in the healthcare and information technology sectors and stock selection in the consumer staples sector helped performance in comparison to the S&P 500 Index.

Specific stock holdings that hurt performance included shares of pharmaceutical companies PFIZER INC. and MERCK & CO. INC., in healthcare. The portfolio eliminated its position in Merck during the year but still held shares of Pfizer at the close of the period. Other stocks that hurt performance included information technology holdings in INTEL CORP. and AGILENT TECHNOLOGIES INC., as well as insurance company THE ST. PAUL TRAVELERS COS., INC. in financials. Individual stocks that contributed significantly to performance included ENCANA CORP. and EXXON MOBIL CORP. in energy, GENERAL ELECTRIC CO. in industrials, BIOGEN IDEC INC. in healthcare and holdings in THE ST. JOE CO., a residential real estate developer in financials. With the exception of Merck and Agilent Technologies, the portfolio still held shares of all the above-named companies at the close of the period.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 216 funds in the fund's Lipper category.

Thank you for your investment in the Appreciation Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

-s- Harry D. Cohen

Harry D. Cohen
Portfolio Manager

February 1, 2005

-s- Scott K. Glasser

Scott K. Glasser

Portfolio Manager

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings (as a percentage of net assets) as of this date were: Berkshire Hathaway Inc., Class A Shares (6.1%), Microsoft Corp. (3.6%), General Electric Co. (3.4%), 3M Co. (3.0%), Exxon Mobil Corp. (2.2%), Wells Fargo & Co. (2.1%), Johnson & Johnson (1.8%), EnCana Corp. (1.6%), Time Warner Inc. (1.6%), The Walt Disney Co. (1.5%). Please refer to pages 19 through 24 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Financials (16.9%), Industrials (14.8%), Consumer Discretionary (13.3%), Information Technology (10.4%), Energy (7.4%). The fund's portfolio composition is subject to change at any time.

RISKS: The portfolio may invest in mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
 8

--------------------------------------------------------------------------------
 FUND AT A GLANCE -- APPRECIATION PORTFOLIO (UNAUDITED)

(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
Financials                                                                  16.8                               19.1
Industrials                                                                 14.7                                 15
Consumer Discretionary                                                      13.2                                 12
Information Technology                                                      10.3                               10.7
Energy                                                                       7.4                                8.5
Consumer Staples                                                             7.2                                  9
Healthcare                                                                     7                                8.4
Materials                                                                    6.3                                  6
Repurchase Agreement                                                        14.3                                8.3
Other                                                                        2.8                                  3

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- APPRECIATION PORTFOLIO AS OF 12/31/04 (UNAUDITED)
                                      [APPRECIATION PORTFOLIO LINE GRAPH]

                                                                   APPRECIATION PORTFOLIO                 S&P 500 INDEX
                                                                   ----------------------                 -------------
12/94                                                                      10000                              10000
12/95                                                                      12884                              13753
12/96                                                                      15431                              16910
12/97                                                                      19504                              22550
12/98                                                                      23238                              28999
12/99                                                                      26287                              35099
12/00                                                                      26178                              31904
12/01                                                                      25138                              28114
12/02                                                                      20732                              21902
12/03                                                                      25825                              28182
12/04                                                                      28096                              31245

-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------
     Twelve Months Ended 12/31/04           8.79%
     Five Years Ended 12/31/04              1.34
     Ten Years Ended 12/31/04              10.88

CUMULATIVE TOTAL RETURN
--------------------------------------------------
     12/31/94 through 12/31/04           180.96%
-------------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Appreciation Portfolio on December 31, 1994 through December 31, 2004 with that of a similar investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.
--------------------------------------------------------------------------------

Assumes the reinvestment of all dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

FUNDAMENTAL VALUE PORTFOLIO

For the 12 months ended December 31, 2004, the Fundamental Value Portfolio returned 8.22%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index(i), which returned 10.87% for the same period. It also underperformed the Lipper Variable Multi-Cap Core Funds Category Average(1), which was 12.06%.

After a banner year in 2003, we felt that prospects for the stock market in 2004 would be more subdued. In addition, we believed that interest rates were poised to increase meaningfully and that larger rather than smaller companies might begin performing better than in the previous four years.

There were a number of cross currents at work in the 2004 economy. Although job growth picked up substantially, it still lagged behind where it was in previous cycles. Oil prices began the year near $30 a barrel and went as high as $55 a barrel later in 2004. The war in Iraq also provided a backdrop of uncertainty in the geopolitical arena. Nevertheless 2004 turned out to be a year in which the economy was generally strong and interest rates and inflation were surprisingly muted. Corporations ended the year in possibly the best financial condition in many years whereas the consumer seemed to be stretched in the sense that increases in debt and spending grew at a faster rate than overall income.

These factors contributed to a year when the stock market consolidated or remained in a trading range for most of the year. Subsequent to the November U.S. election, stocks rallied strongly through the end of the year.

WHAT AFFECTED FUND PERFORMANCE

Unlike 2003, the fund underperformed its benchmark, the S&P 500 Index, in 2004. As mentioned earlier, we purposely underweighted financial service companies in 2004, believing interest rates would rise and that many companies in the sector would be adversely affected.

Interest rates spiked early in the year and then retreated at year-end to where they started at about 4.25%. Industrials and utilities were other areas where the portfolio also underperformed during the year. The energy and materials sectors were notable outperformers and we continue to feel they are part of the new leadership for the market going forward.

The top five contributors to performance during the year just ended were UNITEDHEALTH GROUP INC., CARNIVAL CORP., MOTOROLA INC., THE WILLIAMS COS., INC. and ELAN CORP. PLC. Other notable contributors included LUCENT TECHNOLOGIES INC., HALLIBURTON CO., RAYTHEON CO., JOHNSON & JOHNSON, and CHEVRONTEXACO CORP. During the year, Elan was sold because the firm had exceeded our target price by a wide margin. The largest detractors from performance were MERCK & CO. INC., PFIZER, INC., UNISYS CORP., INTEL CORP. and MARSH & MCLENNAN COS. INC. Merck and Marsh & McLennan were sold during 2004.

Thank you for your investment in the Fundamental Value Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

-s- John G. Goode

John G. Goode
Portfolio Manager

February 1, 2005

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 139 funds in the fund's Lipper category.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings (as a percentage of net assets) as of this date were: Solectron Corp. (2.1%), UnitedHealth Group Inc. (2.0%), JPMorganChase & Co. (2.0%), Time Warner Inc. (1.8%), Carnival Corp. (1.7%), Johnson & Johnson (1.7%), Motorola Inc. (1.6%), Raytheon Co. (1.6%), Abbott Laboratories (1.5%), Hasbro, Inc. (1.4%). Please refer to pages 25 through 30 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Information Technology (17.6%); Financials (16.7%); Consumer Discretionary (15.1%); Healthcare (11.8%); Materials (9.7%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
 12

--------------------------------------------------------------------------------
 FUND AT A GLANCE -- FUNDAMENTAL VALUE PORTFOLIO (UNAUDITED)

(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
Information Technology                                                      17.6                               18.1
Financials                                                                  16.7                               18.2
Consumer Discretionary                                                      15.1                               15.5
Healthcare                                                                  11.8                               13.3
Materials                                                                    9.7                               10.3
Industrials                                                                  8.2                                9.9
Repurchase Agreement                                                         7.4                                1.5
Energy                                                                       6.6                                5.9
Telecommunication Services                                                   2.9                                3.2
Consumer Staples                                                             1.7                                2.1
Utilities                                                                    1.4                                1.1
Commingled Fund                                                              0.9                                0.9

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- FUNDAMENTAL VALUE PORTFOLIO AS OF 12/31/04
(UNAUDITED)

                             [TOTAL RETURN PORTFOLIO LINE GRAPH]

                                                                FUNDAMENTAL VALUE PORTFOLIO               S&P 500 INDEX
                                                                ---------------------------               -------------
12/94                                                                      10000                              10000
12/95                                                                      12504                              13758
12/96                                                                      15671                              16910
12/97                                                                      18310                              22550
12/98                                                                      19219                              28999
12/99                                                                      23451                              35099
12/00                                                                      28251                              31904
12/01                                                                      26764                              28114
12/02                                                                      21062                              21902
12/03                                                                      29200                              28182
12/04                                                                      31599                              31245

-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------
     Twelve Months Ended
     12/31/04                                8.22%
     Five Years Ended
     12/31/04                                6.15
     Ten Years Ended
     12/31/04                               12.19

CUMULATIVE TOTAL RETURN
---------------------------------------------------
     12/31/94 through 12/31/04            215.99%
-------------------------------------------------

The chart to the right compares the growth in value of a hypothetical $10,000 investment in Fundamental Value Portfolio on December 31, 1994 through December 31, 2004 with that of a similar investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.
--------------------------------------------------------------------------------

Assumes the reinvestment of all dividends and capital gains distributions, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED)

     EXAMPLE

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

     ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

--------------------------------------------------------------------------------
 BASED ON ACTUAL TOTAL RETURN(1)

                                                                                                       EXPENSES
                                                                BEGINNING    ENDING     ANNUALIZED       PAID
                                               ACTUAL TOTAL      ACCOUNT     ACCOUNT     EXPENSE      DURING THE
                                                 RETURN(2)        VALUE       VALUE       RATIO        PERIOD(3)
------------------------------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio                  1.55%        $1,000.00   $1,015.50      1.88%         $9.52
------------------------------------------------------------------------------------------------------------------
Appreciation Portfolio                             5.31          1,000.00    1,053.10      0.72           3.72
------------------------------------------------------------------------------------------------------------------
Fundamental Value Portfolio                        3.29          1,000.00    1,032.90      0.78           3.99
------------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3) Expenses (net of voluntary fee waiver) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED) (CONTINUED)

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL TOTAL RETURN(1)

                                                                                                      EXPENSES
                                                HYPOTHETICAL   BEGINNING    ENDING     ANNUALIZED       PAID
                                                   TOTAL        ACCOUNT     ACCOUNT     EXPENSE      DURING THE
                                                   RETURN        VALUE       VALUE       RATIO        PERIOD(2)
-----------------------------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio                   5.00%      $1,000.00   $1,015.69      1.88%         $9.53
-----------------------------------------------------------------------------------------------------------------
Appreciation Portfolio                              5.00        1,000.00    1,021.52      0.72           3.66
-----------------------------------------------------------------------------------------------------------------
Fundamental Value Portfolio                         5.00        1,000.00    1,021.22      0.78           3.96
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Expenses (net of voluntary fee waiver) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

 SCHEDULES OF INVESTMENTS                                      DECEMBER 31, 2004

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.9%
                                    U.S. Treasury Notes:
     $        200,000                 6.750% due 5/15/05........................................  $  203,157
              150,000                 6.500% due 10/15/06.......................................     159,035
              150,000                 6.125% due 8/15/07........................................     161,027
              150,000                 5.500% due 5/15/09........................................     162,281
------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. TREASURY OBLIGATIONS
                                    (Cost -- $672,604)..........................................     685,500
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 22.1%
              125,000               Federal Home Loan Bank, Bonds, 5.125% due 3/6/06............     127,972
              400,000               Federal Home Loan Mortgage Corp., Notes, 6.875% due
                                    9/15/10.....................................................     457,186
------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AGENCIES
                                    (Cost -- $525,459)..........................................     585,158
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
        FACE
       AMOUNT           RATING(a)                             SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 40.0%
BANKS/SAVINGS & LOANS -- 8.3%
              100,000   A           Bank of America Corp., Jr. Sub. Notes, 7.800% due 2/15/10...     116,415
              100,000   AA-         Wells Fargo & Co., Sr. Notes, 5.125% due 2/15/07............     103,499
------------------------------------------------------------------------------------------------------------
                                                                                                     219,914
------------------------------------------------------------------------------------------------------------
COMPUTERS -- 4.0%
              100,000   A+          International Business Machines Corp., Sr. Notes, 5.400% due
                                    10/1/08.....................................................     105,516
------------------------------------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 4.3%
              100,000   AA-         The Procter & Gamble Co., Notes, 6.875% due 9/15/09.........     112,642
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 19.4%
              100,000   BBB-        Ford Motor Credit Co., Notes, 7.600% due 8/1/05.............     102,348
              100,000   AAA         General Electric Capital Corp., Notes, Series A, 5.450% due
                                    1/15/13.....................................................     105,718
              100,000   A+          JPMorgan Chase & Co., Sr. Notes, 5.250% due 5/30/07.........     104,018
              100,000   A+          Merrill Lynch & Co., Inc., Notes, Series B, 3.125% due
                                    7/15/08.....................................................      97,613
              100,000   A+          Morgan Stanley, Notes, 6.100% due 4/15/06...................     103,577
------------------------------------------------------------------------------------------------------------
                                                                                                     513,274
------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE -- 4.0%
              100,000   A+          PepsiCo, Inc., Notes, 5.700% due 11/1/08....................     106,701
------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE BONDS AND NOTES (Cost -- $1,025,938)........   1,058,047
------------------------------------------------------------------------------------------------------------
INTERNATIONAL NOTES -- 3.8%
CANADA -- 3.8%
              100,000   AAA         Quebec Province, Notes, 8.625% due 1/19/05
                                    (Cost -- $100,090)..........................................     100,256
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 7.4%
                                    Federal National Mortgage Association (FNMA):
     $         52,733                 7.000% due 1/1/13.........................................  $   55,927
              134,299                 6.000% due 6/1/13.........................................     141,070
------------------------------------------------------------------------------------------------------------
                                    TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $186,923).........     196,997
------------------------------------------------------------------------------------------------------------
                                    SUB-TOTAL INVESTMENTS (Cost -- $2,511,014)..................   2,625,958
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
                2,000               The Goldman Sachs Group, Inc. dated 12/31/04, 2.240% due
                                      1/3/05; Proceeds at maturity -- $2,000; (Fully
                                      collateralized by U.S. Treasury Bills, Notes, Bonds and
                                      Inflationary Index Notes and Bonds, 0.000% to 13.875% due
                                      2/15/05 to 4/15/32; Market value -- $2,040) (Cost --
                                      $2,000)...................................................       2,000
------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 99.3% (Cost -- $2,513,014*)............   2,627,958
                                    Other Assets in Excess of Liabilities -- 0.7%...............      19,120
------------------------------------------------------------------------------------------------------------
                                    TOTAL NET ASSETS -- 100.0%..................................  $2,647,078
------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service.
 *  Aggregate cost for federal income tax purposes is $2,568,096.

    See page 31 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 86.3%
CONSUMER DISCRETIONARY -- 13.3%
DISTRIBUTORS -- 0.3%
     90,000  CarMax, Inc. (a)............................................  $  2,794,500
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
    167,675  Fairmont Hotels & Resorts Inc. .............................     5,808,262
     86,000  The Marcus Corp. ...........................................     2,162,040
---------------------------------------------------------------------------------------
                                                                              7,970,302
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     67,000  Hasbro, Inc. ...............................................     1,298,460
---------------------------------------------------------------------------------------
MEDIA -- 9.0%
    266,900  Comcast Corp., Special Class A Shares (a)...................     8,764,996
     71,000  Fox Entertainment Group Inc., Class A Shares (a)............     2,219,460
    128,700  Gannett Co., Inc. ..........................................    10,514,790
    216,000  Liberty Media Corp., Class A Shares (a).....................     2,371,680
    112,300  Meredith Corp. .............................................     6,086,660
    180,400  SBS Broadcasting SA (a).....................................     7,257,492
    122,500  Shaw Communications Inc., Class B Shares....................     2,240,525
    710,825  Time Warner Inc. (a)........................................    13,818,438
     70,000  Tribune Co. ................................................     2,949,800
    216,157  Viacom Inc., Class B Shares.................................     7,865,953
    458,100  The Walt Disney Co. ........................................    12,735,180
---------------------------------------------------------------------------------------
                                                                             76,824,974
---------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.6%
     72,000  Costco Wholesale Corp. .....................................     3,485,520
    187,248  Wal-Mart Stores, Inc. ......................................     9,890,439
---------------------------------------------------------------------------------------
                                                                             13,375,959
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.3%
     72,000  Bed Bath & Beyond Inc. (a)..................................     2,867,760
    189,000  The Home Depot, Inc. .......................................     8,077,860
---------------------------------------------------------------------------------------
                                                                             10,945,620
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................   113,209,815
---------------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.3%
BEVERAGES -- 1.3%
    213,380  PepsiCo, Inc. ..............................................    11,138,436
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.6%
    128,400  Walgreen Co. ...............................................     4,926,708
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.0%
    210,000  Archer-Daniels-Midland Co. .................................     4,685,100
     98,000  General Mills, Inc. ........................................     4,871,580
    144,000  H.J. Heinz Co. .............................................     5,614,560
     43,100  Hershey Foods Corp. ........................................     2,393,774
    118,700  Wm. Wrigley Jr. Co. ........................................     8,212,853
---------------------------------------------------------------------------------------
                                                                             25,777,867
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.7%
    100,400  Kimberly-Clark Corp. .......................................  $  6,607,324
    140,500  The Procter & Gamble Co. ...................................     7,738,740
---------------------------------------------------------------------------------------
                                                                             14,346,064
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
    127,980  The Gillette Co. ...........................................     5,730,944
---------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    61,920,019
---------------------------------------------------------------------------------------
ENERGY -- 7.4%
ENERGY EQUIPMENT & SERVICES -- 1.1%
    144,500  ENSCO International Inc. ...................................     4,586,430
     70,900  Schlumberger Ltd. ..........................................     4,746,755
---------------------------------------------------------------------------------------
                                                                              9,333,185
---------------------------------------------------------------------------------------
OIL & GAS -- 6.3%
    172,600  BP PLC, Sponsored ADR.......................................    10,079,840
    169,000  Canadian Natural Resources Ltd. ............................     7,228,130
    244,582  EnCana Corp. ...............................................    13,955,849
    359,718  Exxon Mobil Corp. ..........................................    18,439,145
    117,000  Suncor Energy, Inc. ........................................     4,141,800
---------------------------------------------------------------------------------------
                                                                             53,844,764
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    63,177,949
---------------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 1.1%
    855,000  iShares MSCI Japan Index Fund...............................     9,336,600
---------------------------------------------------------------------------------------
FINANCIALS -- 16.9%
BANKS -- 3.8%
    181,000  The Bank of New York Co., Inc. .............................     6,049,020
     59,000  Brookline Bancorp, Inc. ....................................       962,880
     44,000  Fifth Third Bancorp.........................................     2,080,320
     35,000  M&T Bank Corp. .............................................     3,774,400
     28,440  Washington Mutual, Inc. ....................................     1,202,443
    287,700  Wells Fargo & Co. ..........................................    17,880,555
---------------------------------------------------------------------------------------
                                                                             31,949,618
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 2.6%
     29,000  The Goldman Sachs Group, Inc. ..............................     3,017,160
    215,040  JPMorgan Chase & Co. .......................................     8,388,710
    186,400  Merrill Lynch & Co., Inc. ..................................    11,141,128
---------------------------------------------------------------------------------------
                                                                             22,546,998
---------------------------------------------------------------------------------------
INSURANCE -- 8.2%
     86,395  American International Group, Inc. .........................     5,673,560
        587  Berkshire Hathaway Inc., Class A Shares (a).................    51,597,300
     44,000  Lincoln National Corp. .....................................     2,053,920
     75,750  Old Republic International Corp. ...........................     1,916,475
    242,500  The St. Paul Travelers Cos., Inc. ..........................     8,989,475
---------------------------------------------------------------------------------------
                                                                             70,230,730
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
REAL ESTATE -- 2.3%
    160,550  Forest City Enterprises, Inc., Class A Shares...............  $  9,239,652
    139,400  The St. Joe Co. ............................................     8,949,480
     27,100  Tejon Ranch Co. (a).........................................     1,105,680
---------------------------------------------------------------------------------------
                                                                             19,294,812
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................   144,022,158
---------------------------------------------------------------------------------------
HEALTHCARE -- 7.1%
BIOTECHNOLOGY -- 2.8%
    184,650  Amgen Inc. (a)..............................................    11,845,298
     71,550  Biogen Idec Inc. (a)........................................     4,765,946
     43,000  Genentech, Inc. (a).........................................     2,340,920
     86,000  IDEXX Laboratories, Inc. (a)................................     4,694,740
---------------------------------------------------------------------------------------
                                                                             23,646,904
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 0.3%
     42,500  C.R. Bard, Inc. ............................................     2,719,150
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.0%
    143,000  Bristol-Myers Squibb Co. ...................................     3,663,660
     57,377  Eli Lilly and Co. ..........................................     3,256,145
    244,308  Johnson & Johnson...........................................    15,494,013
    431,636  Pfizer Inc. ................................................    11,606,692
---------------------------------------------------------------------------------------
                                                                             34,020,510
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    60,386,564
---------------------------------------------------------------------------------------
INDUSTRIALS -- 14.8%
AEROSPACE & DEFENSE -- 2.0%
    167,000  Raytheon Co. ...............................................     6,484,610
    100,000  United Technologies Corp. ..................................    10,335,000
---------------------------------------------------------------------------------------
                                                                             16,819,610
---------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.7%
     72,000  United Parcel Service, Inc., Class B Shares.................     6,153,120
---------------------------------------------------------------------------------------
AIRLINES -- 0.3%
     93,000  JetBlue Airways Corp. (a)...................................     2,159,460
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.6%
    146,000  Masco Corp. ................................................     5,333,380
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
    114,000  Automatic Data Processing Inc. .............................     5,055,900
     20,500  Hudson Highland Group, Inc. (a).............................       590,400
    329,400  Waste Management, Inc. .....................................     9,862,236
---------------------------------------------------------------------------------------
                                                                             15,508,536
---------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
    143,000  American Power Conversion Corp. ............................     3,060,200
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 8.0%
    314,700  3M Co. .....................................................  $ 25,827,429
    800,719  General Electric Co. .......................................    29,226,243
    157,000  Honeywell International Inc. ...............................     5,559,370
    213,500  Tyco International Ltd. ....................................     7,630,490
---------------------------------------------------------------------------------------
                                                                             68,243,532
---------------------------------------------------------------------------------------
ROAD & RAIL -- 1.0%
     29,350  Canadian Pacific Railway, Ltd. .............................     1,009,934
    174,669  Florida East Coast Industries, Inc. ........................     7,877,572
---------------------------------------------------------------------------------------
                                                                              8,887,506
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................   126,165,344
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.4%
COMMUNICATIONS EQUIPMENT -- 1.7%
    210,000  3Com Corp. (a)..............................................       875,700
    331,450  Cisco Systems, Inc. (a).....................................     6,396,985
    350,000  JDS Uniphase Corp. (a)......................................     1,109,500
    721,000  Lucent Technologies Inc. (a)................................     2,710,960
    222,000  Motorola, Inc. .............................................     3,818,400
---------------------------------------------------------------------------------------
                                                                             14,911,545
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.5%
     86,000  Dell Inc. (a)...............................................     3,624,040
    430,000  EMC Corp. (a)...............................................     6,394,100
    114,550  International Business Machines Corp. ......................    11,292,339
---------------------------------------------------------------------------------------
                                                                             21,310,479
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
     56,731  Mettler-Toledo International Inc. (a).......................     2,910,868
    352,000  Solectron Corp. (a).........................................     1,876,160
---------------------------------------------------------------------------------------
                                                                              4,787,028
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
    101,000  IAC/InterActiveCorp (a).....................................     2,789,620
    135,000  SonicWALL, Inc. (a).........................................       853,200
---------------------------------------------------------------------------------------
                                                                              3,642,820
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.6%
  1,351,924  Agere Systems Inc., Class A Shares (a)......................     1,852,136
    213,512  Freescale Semiconductor Inc., Class B Shares (a)............     3,920,080
    240,529  Intel Corp. ................................................     5,625,973
     82,600  Texas Instruments Inc. .....................................     2,033,612
---------------------------------------------------------------------------------------
                                                                             13,431,801
---------------------------------------------------------------------------------------
SOFTWARE -- 3.6%
  1,145,236  Microsoft Corp. ............................................    30,589,254
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    88,672,927
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
MATERIALS -- 6.3%
CHEMICALS -- 3.4%
    144,000  The Dow Chemical Co. .......................................  $  7,129,440
    216,000  E.I. du Pont de Nemours & Co. ..............................    10,594,800
    156,800  PPG Industries, Inc. .......................................    10,687,488
---------------------------------------------------------------------------------------
                                                                             28,411,728
---------------------------------------------------------------------------------------
METALS & MINING -- 2.0%
    140,700  Alcoa Inc. .................................................     4,420,794
     43,000  Freeport-McMoRan Copper & Gold, Inc., Class B Shares........     1,643,890
    140,000  Newmont Mining Corp. .......................................     6,217,400
     42,000  Rio Tinto PLC, Sponsored ADR................................     5,006,820
---------------------------------------------------------------------------------------
                                                                             17,288,904
---------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
     71,000  International Paper Co. ....................................     2,982,000
     74,300  Weyerhaeuser Co. ...........................................     4,994,446
---------------------------------------------------------------------------------------
                                                                              7,976,446
---------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................    53,677,078
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
    114,500  Verizon Communications Inc. ................................     4,638,395
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
     45,500  Vodafone Group PLC, Sponsored ADR...........................     1,245,790
---------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................     5,884,185
---------------------------------------------------------------------------------------
UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 0.6%
    129,000  Cinergy Corp. ..............................................     5,370,270
---------------------------------------------------------------------------------------
GAS UTILITIES -- 0.4%
     72,000  KeySpan Corp. ..............................................     2,840,400
---------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................     8,210,670
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $552,574,138)......................................   734,663,309
---------------------------------------------------------------------------------------
WARRANTS (A) -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
     27,796  Lucent Technologies Inc., Expire 12/10/07 (Cost -- $0)......        43,918
---------------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS
             (Cost -- $552,574,138)......................................   734,707,227
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                             APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------------------------
FACE
AMOUNT                                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.3%
    $     122,195,000   UBS Financial Services dated 12/31/04, 1.600% due 1/3/05;
                          Proceeds at maturity -- $122,211,293; (Fully
                          collateralized by U.S. Treasury Bonds, 6.250% to 8.125%
                          due 2/15/21 to 8/15/25; Market value -- $124,642,771)
                          (Cost -- $122,195,000)....................................  $122,195,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.6% (Cost -- $674,769,138*).........   856,902,227
                        Liabilities in Excess of Other Assets -- (0.6%).............    (5,398,243)
--------------------------------------------------------------------------------------------------
                        TOTAL NET ASSETS -- 100.0%..................................  $851,503,984
--------------------------------------------------------------------------------------------------

(a)  Non-income producing security.
 * Aggregate cost for federal income tax purposes is $677,548,397.

     Abbreviation used in this schedule:
     ------------------------------------------------------------
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 90.5%
COMMINGLED FUND -- 0.9%
         300,000        Utilities Select Sector SPDR Fund (a).......................  $  8,355,000
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.5%
AUTO COMPONENTS -- 0.4%
          72,600        BorgWarner, Inc. ...........................................     3,932,742
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
         262,500        Carnival Corp...............................................    15,127,875
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
         357,300        Fleetwood Enterprises, Inc. (a)(b)..........................     4,809,258
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.6%
          76,800        Callaway Golf Co. (a).......................................     1,036,800
         662,500        Hasbro, Inc.................................................    12,839,250
         451,800        Mattel, Inc.................................................     8,805,582
--------------------------------------------------------------------------------------------------
                                                                                        22,681,632
--------------------------------------------------------------------------------------------------
MEDIA -- 8.1%
         354,200        Comcast Corp., Special Class A Shares (b)...................    11,631,928
       1,130,300        Liberty Media Corp., Class A Shares (b).....................    12,410,694
         560,400        News Corp., Class B Shares (a)..............................    10,759,680
         830,700        Time Warner Inc. (b)........................................    16,148,808
         277,300        Viacom Inc., Class B Shares.................................    10,090,947
         371,200        The Walt Disney Co. (a).....................................    10,319,360
--------------------------------------------------------------------------------------------------
                                                                                        71,361,417
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
         249,800        The Home Depot, Inc.........................................    10,676,452
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER DISCRETIONARY................................   128,589,376
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.7%
BEVERAGES -- 0.9%
         144,500        PepsiCo, Inc. ..............................................     7,542,900
--------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.8%
         376,800        Safeway Inc. (a)(b).........................................     7,438,032
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER STAPLES......................................    14,980,932
--------------------------------------------------------------------------------------------------
ENERGY -- 6.6%
ENERGY EQUIPMENT & SERVICES -- 2.2%
         254,100        GlobalSantaFe Corp. (a).....................................     8,413,251
         275,400        Halliburton Co. (a).........................................    10,806,696
--------------------------------------------------------------------------------------------------
                                                                                        19,219,947
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
OIL & GAS -- 4.4%
         149,000        Anadarko Petroleum Corp. ...................................  $  9,656,690
         230,000        ChevronTexaco Corp. ........................................    12,077,300
         165,600        Devon Energy Corp. .........................................     6,445,152
         126,200        Murphy Oil Corp. ...........................................    10,152,790
          22,700        Todco, Class A Shares (b)...................................       418,134
--------------------------------------------------------------------------------------------------
                                                                                        38,750,066
--------------------------------------------------------------------------------------------------
                        TOTAL ENERGY................................................    57,970,013
--------------------------------------------------------------------------------------------------
FINANCIALS -- 15.4%
BANKS -- 0.7%
         180,600        The Bank of New York Co., Inc. .............................     6,035,652
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 6.8%
         200,000        American Express Co. .......................................    11,274,000
         448,200        JPMorgan Chase & Co. .......................................    17,484,282
         320,900        MBNA Corp. .................................................     9,046,171
         168,900        Merrill Lynch & Co., Inc. ..................................    10,095,153
          88,300        Morgan Stanley..............................................     4,902,416
         147,900        State Street Corp. (a)......................................     7,264,848
--------------------------------------------------------------------------------------------------
                                                                                        60,066,870
--------------------------------------------------------------------------------------------------
INSURANCE -- 7.4%
         134,000        Ambac Financial Group, Inc. ................................    11,005,420
         187,800        American International Group, Inc. .........................    12,332,826
         135,800        The Chubb Corp. ............................................    10,443,020
         192,415        CNA Surety Corp. (a)(b).....................................     2,568,740
          76,700        The Hartford Financial Services Group, Inc. ................     5,316,077
         143,100        MGIC Investment Corp. ......................................     9,861,021
          45,800        The PMI Group, Inc. (a).....................................     1,912,150
         235,100        Radian Group Inc. ..........................................    12,516,724
--------------------------------------------------------------------------------------------------
                                                                                        65,955,978
--------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
         165,800        Digital Realty Trust, Inc. .................................     2,233,326
         134,500        GMH Communities Trust.......................................     1,896,450
--------------------------------------------------------------------------------------------------
                                                                                         4,129,776
--------------------------------------------------------------------------------------------------
                        TOTAL FINANCIALS............................................   136,188,276
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 11.8%
BIOTECHNOLOGY -- 1.7%
          70,200        Amgen Inc. (b)..............................................     4,503,330
         633,000        Aphton Corp. (b)............................................     1,968,630
         343,979        Enzo Biochem, Inc. (a)(b)...................................     6,697,271
         577,700        XOMA Ltd. (b)...............................................     1,496,243
--------------------------------------------------------------------------------------------------
                                                                                        14,665,474
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 2.5%
         134,300        McKesson Corp. .............................................  $  4,225,078
         200,000        UnitedHealth Group Inc. ....................................    17,606,000
--------------------------------------------------------------------------------------------------
                                                                                        21,831,078
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.6%
         278,500        Abbott Laboratories.........................................    12,992,025
         206,500        Bentley Pharmaceuticals, Inc. (a)(b)........................     2,219,875
          38,500        Eli Lilly and Co. ..........................................     2,184,875
         231,300        GlaxoSmithKline PLC, ADR....................................    10,961,307
         235,500        Johnson & Johnson...........................................    14,935,410
         447,500        Pfizer Inc. ................................................    12,033,275
         289,900        Wyeth.......................................................    12,346,841
--------------------------------------------------------------------------------------------------
                                                                                        67,673,608
--------------------------------------------------------------------------------------------------
                        TOTAL HEALTHCARE............................................   104,170,160
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 8.1%
AEROSPACE & DEFENSE -- 2.3%
         118,700        The Boeing Co. .............................................     6,145,099
         364,500        Raytheon Co. ...............................................    14,153,535
--------------------------------------------------------------------------------------------------
                                                                                        20,298,634
--------------------------------------------------------------------------------------------------
AIRLINES -- 1.4%
          12,100        Frontier Airlines, Inc. (a)(b)..............................       138,061
         756,400        Southwest Airlines Co. .....................................    12,314,192
--------------------------------------------------------------------------------------------------
                                                                                        12,452,253
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
         153,600        Sabre Holdings Corp., Class A Shares........................     3,403,776
         268,700        Waste Management, Inc. (a)..................................     8,044,878
--------------------------------------------------------------------------------------------------
                                                                                        11,448,654
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.2%
          54,400        Chicago Bridge & Iron Co. N.V., NY Shares...................     2,176,000
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
          50,000        Emerson Electric Co. .......................................     3,505,000
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
         200,000        Honeywell International Inc. ...............................     7,082,000
--------------------------------------------------------------------------------------------------
MACHINERY -- 1.7%
         102,000        Caterpillar Inc. ...........................................     9,946,020
          64,000        Deere & Co. ................................................     4,761,600
--------------------------------------------------------------------------------------------------
                                                                                        14,707,620
--------------------------------------------------------------------------------------------------
                        TOTAL INDUSTRIALS...........................................    71,670,161
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.6%
COMMUNICATIONS EQUIPMENT -- 4.5%
         363,700        3Com Corp. (b)..............................................  $  1,516,629
       3,319,800        Lucent Technologies Inc. (a)(b).............................    12,482,448
         835,200        Motorola, Inc. .............................................    14,365,440
         718,300        Nokia Oyj, Sponsored ADR....................................    11,255,761
--------------------------------------------------------------------------------------------------
                                                                                        39,620,278
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.5%
         248,600        Electronics for Imaging, Inc. (b)...........................     4,328,126
          89,000        Socket Communications, Inc. (a)(b)..........................       177,110
--------------------------------------------------------------------------------------------------
                                                                                         4,505,236
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.6%
         426,900        Agilent Technologies, Inc. (b)..............................    10,288,290
         112,900        Maxwell Technologies, Inc. (a)(b)...........................     1,144,806
          45,900        PerkinElmer, Inc. ..........................................     1,032,291
       3,495,053        Solectron Corp. (b).........................................    18,628,633
          29,400        Thermo Electron Corp. (b)...................................       887,586
--------------------------------------------------------------------------------------------------
                                                                                        31,981,606
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.7%
          51,500        IAC/InterActiveCorp (a)(b)..................................     1,422,430
         738,800        RealNetworks, Inc. (a)(b)...................................     4,890,856
--------------------------------------------------------------------------------------------------
                                                                                         6,313,286
--------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.1%
         319,700        SunGard Data Systems Inc. (b)...............................     9,057,101
          99,600        Unisys Corp. (b)............................................     1,013,928
--------------------------------------------------------------------------------------------------
                                                                                        10,071,029
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.6%
         470,700        IKON Office Solutions, Inc. (a).............................     5,441,292
--------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.6%
         252,800        Applied Materials, Inc. (b).................................     4,322,880
         389,900        Intel Corp. ................................................     9,119,761
         106,300        Novellus Systems, Inc. (b)..................................     2,964,707
          24,400        Samsung Electronics Co., Ltd. ..............................     5,343,600
       1,185,246        Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
                        (a).........................................................    10,062,739
         365,500        Texas Instruments Inc. .....................................     8,998,610
--------------------------------------------------------------------------------------------------
                                                                                        40,812,297
--------------------------------------------------------------------------------------------------
SOFTWARE -- 2.0%
          55,700        Actuate Corp. (b)...........................................       142,035
         789,400        Micromuse Inc. (a)(b).......................................     4,381,170
         477,300        Microsoft Corp. ............................................    12,748,683
--------------------------------------------------------------------------------------------------
                                                                                        17,271,888
--------------------------------------------------------------------------------------------------
                        TOTAL INFORMATION TECHNOLOGY................................   156,016,912
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
MATERIALS -- 9.6%
CHEMICALS -- 2.7%
         160,900        Cabot Corp. ................................................  $  6,223,612
         234,800        The Dow Chemical Co. .......................................    11,624,948
         202,800        Engelhard Corp. ............................................     6,219,876
--------------------------------------------------------------------------------------------------
                                                                                        24,068,436
--------------------------------------------------------------------------------------------------
METALS & MINING -- 4.4%
         355,800        Alcoa Inc. .................................................    11,179,236
         215,500        Allegheny Technologies, Inc. ...............................     4,669,885
         311,400        Brush Engineered Materials Inc. (a)(b)......................     5,760,900
         277,700        Newmont Mining Corp. .......................................    12,332,657
         212,700        RTI International Metals, Inc. (b)..........................     4,368,858
--------------------------------------------------------------------------------------------------
                                                                                        38,311,536
--------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.5%
         300,300        Georgia-Pacific Corp. (a)...................................    11,255,244
         163,400        Weyerhaeuser Co. ...........................................    10,983,748
--------------------------------------------------------------------------------------------------
                                                                                        22,238,992
--------------------------------------------------------------------------------------------------
                        TOTAL MATERIALS.............................................    84,618,964
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
         305,100        Nippon Telegraph and Telephone Corp., Sponsored ADR.........     6,880,005
         300,000        SBC Communications Inc. ....................................     7,731,000
--------------------------------------------------------------------------------------------------
                                                                                        14,611,005
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
         412,700        Vodafone Group PLC, Sponsored ADR (a).......................    11,299,726
--------------------------------------------------------------------------------------------------
                        TOTAL TELECOMMUNICATION SERVICES............................    25,910,731
--------------------------------------------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC UTILITIES -- 0.1%
         358,700        Calpine Corp. (a)(b)........................................     1,413,278
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.3%
         689,590        The Williams Cos., Inc. (a).................................    11,233,421
--------------------------------------------------------------------------------------------------
                        TOTAL UTILITIES.............................................    12,646,699
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $640,046,529)...................   801,117,224
--------------------------------------------------------------------------------------------------
FOREIGN STOCK -- 2.1%
CONSUMER DISCRETIONARY -- 0.6%
HOUSEHOLD DURABLES -- 0.6%
         150,000        SONY CORP. (a)..............................................     5,782,147
--------------------------------------------------------------------------------------------------
FINANCIALS -- 1.3%
BANKS -- 1.3%
           1,115        Mitsubishi Tokyo Financial Group, Inc. .....................    11,287,842
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 0.1%
INDUSTRIAL CONGLOMERATES -- 0.1%
         116,300        Hutchison Whampoa Ltd. .....................................  $  1,088,517
--------------------------------------------------------------------------------------------------
MATERIALS -- 0.1%
METALS & MINING -- 0.1%
         121,700        WGI Heavy Minerals, Inc. (b)................................       505,777
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
         116,300        Hutchison Telecommunications International Ltd. (b).........       105,485
--------------------------------------------------------------------------------------------------
                        TOTAL FOREIGN STOCK (Cost -- $13,746,247)...................    18,769,768
--------------------------------------------------------------------------------------------------
                        SUB-TOTAL INVESTMENTS (Cost -- $653,792,776)................   819,886,992
--------------------------------------------------------------------------------------------------
      FACE
     AMOUNT
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.4%
     $30,000,000        The Goldman Sachs Group, Inc. dated 12/31/04, 2.240% due
                          1/3/05; Proceeds at maturity -- $30,005,600; (Fully
                          collateralized by U.S. Treasury Bills, Notes, Bonds and
                          Inflationary Index Notes and Bonds, 0.000% to 13.875% due
                          2/15/05 to 4/15/32; Market value -- $30,600,030)..........    30,000,000
      35,606,000        Merrill Lynch, Pierce, Fenner & Smith Inc. dated 12/31/04,
                          2.240% due 1/3/05; Proceeds at maturity -- $35,612,646;
                          (Fully collateralized by various U.S. Government
                          Obligations and Agencies, 0.000% to 6.200% due 4/17/06 to
                          12/30/24; Market value -- $36,318,388)....................    35,606,000
--------------------------------------------------------------------------------------------------
                        TOTAL REPURCHASE AGREEMENTS (Cost -- $65,606,000)...........    65,606,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $719,398,776*).........   885,492,992
                        Other Assets in Excess of Liabilities -- 0.0%...............       217,082
--------------------------------------------------------------------------------------------------
                        TOTAL NET ASSETS -- 100.0%..................................  $885,710,074
--------------------------------------------------------------------------------------------------
     SHARES
--------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
      94,959,729        State Street Navigator Securities Lending Trust Prime
                        Portfolio (Cost -- $94,959,729).............................  $ 94,959,729
--------------------------------------------------------------------------------------------------

 (a)All or a portion of this security is on loan (See Notes 1 and 3).
 (b)Non-income producing security.
 *  Aggregate cost for federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          --   Bonds rated "AAA" have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay
                  principal is extremely strong.

AA           --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A            --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                  economic conditions than bonds in higher rated categories.

BB, B,       --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC,              balance, as predominantly speculative with respect to the
CC and C          issuer's capacity to pay interest and repay principal in
                  accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some
                  quality and protective characteristics, these are
                  outweighted by large uncertainties or major risk exposures to adverse conditions.
Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                  generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                  and principal is secure. While the various protective
                  elements are likely to change, such changes as can be
                  visualized are most unlikely to impair the fundamentally
                  strong position of such issues.

Aa           --   Bonds rated "Aa" are judged to be of high quality by all
                  standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                  lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
                  protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                  appear somewhat larger than in "Aaa" securities.

A            --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                  Factors giving security to principal and interest are
                  considered adequate but elements may be present which
                  suggest a susceptibility to impairment some time in the
                  future.

Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations, i.e., they are neither highly protected nor
                  poorly secured. Interest payments and principal security
                  appear adequate for the present but certain protective
                  elements may be lacking or may be characteristically
                  unreliable over any great length of time. Such bonds lack
                  outstanding investment characteristics and in fact have
                  speculative characteristics as well.

Ba           --   Bonds rated "Ba" are judged to have speculative elements:
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                  moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                  characterizes bonds in this class.
NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2004

                                                              INTERMEDIATE                    FUNDAMENTAL
                                                               HIGH GRADE     APPRECIATION       VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost.....................................    $2,511,014     $552,574,138    $653,792,776
  Repurchase agreements, at cost...........................         2,000      122,195,000      65,606,000
  Loaned securities collateral, at cost (Notes 1 and 3)....            --               --      94,959,729
----------------------------------------------------------------------------------------------------------
  Investments, at value....................................    $2,625,958     $734,707,227    $819,886,992
  Repurchase agreements, at value..........................         2,000      122,195,000      65,606,000
----------------------------------------------------------------------------------------------------------
  Total investments, at value..............................     2,627,958      856,902,227     885,492,992
  Loaned securities collateral, at value (Notes 1 and 3)...            --               --      94,959,729
  Cash.....................................................           472              119             337
  Receivable for securities sold...........................            --        5,162,604         573,569
  Receivable for Fund shares sold..........................            --              384           5,539
  Dividends and interest receivable........................        41,679          746,414         871,795
  Other assets.............................................            --           23,470          21,317
----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS.............................................     2,670,109      862,835,218     981,925,278
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired.......................         4,301          673,501         129,864
  Investment advisory fees payable.........................           917          361,360         407,309
  Transfer agency services payable.........................           834              834             834
  Administration fees payable..............................           458          131,719         148,113
  Payable for loaned securities collateral (Notes 1 and
     3)....................................................            --               --      94,959,729
  Payable for securities purchased.........................            --       10,130,514         545,429
  Trustees' fees payable...................................         1,345            4,155           3,330
  Accrued expenses.........................................        15,176           29,151          20,596
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES........................................        23,031       11,331,234      96,215,204
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $2,647,078     $851,503,984    $885,710,074
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest (Note 4)......    $      305     $     36,337    $     41,976
  Capital paid in excess of par value......................     3,085,038      720,044,982     723,857,471
  Undistributed (overdistributed) net investment income....       (56,358)          92,662         147,221
  Accumulated net realized loss from investment
     transactions
     and futures contracts.................................      (496,851)     (50,803,435)     (4,430,810)
  Net unrealized appreciation of investments and foreign
     currencies............................................       114,944      182,133,438     166,094,216
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $2,647,078     $851,503,984    $885,710,074
----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.........................................       305,045       36,336,735      41,976,349
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.................................         $8.68           $23.43          $21.10
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                INTERMEDIATE                    FUNDAMENTAL
                                                                 HIGH GRADE     APPRECIATION       VALUE
                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................      $140,112      $13,625,786     $   577,154
  Dividends.................................................            --        1,064,696      11,052,339
  Securities lending........................................            --               --         157,149
  Less: Foreign withholding tax.............................            --          (46,417)       (115,251)
-----------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................       140,112       14,644,065      11,671,391
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................        18,879           26,389          30,500
  Investment advisory fees (Note 2).........................        11,554        4,147,336       4,417,856
  Custody...................................................        10,424           43,880          47,059
  Administration fees (Note 2)..............................         5,777        1,509,728       1,606,493
  Transfer agency services (Note 2).........................         5,003            5,003           5,004
  Shareholder communications................................         1,987           46,692          46,252
  Trustees' fees............................................         1,390           10,289          10,761
  Other.....................................................         1,537           12,638           9,194
-----------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................        56,551        5,801,955       6,173,119
  Less: Investment advisory fee waiver (Notes 2 and 6)......        (1,772)          (1,772)         (1,772)
-----------------------------------------------------------------------------------------------------------
  NET EXPENSES..............................................        54,779        5,800,183       6,171,347
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................        85,333        8,843,882       5,500,044
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCIES (NOTES 1 AND 3):
  Realized Gain (Loss) From:
     Investment transactions................................         9,251       10,524,211      34,223,292
     Futures contracts......................................            --        1,441,522              --
     Foreign currency transactions..........................            --            1,017          (1,427)
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN.........................................         9,251       11,966,750      34,221,865
-----------------------------------------------------------------------------------------------------------
  Net Change in Unrealized Appreciation/Depreciation From:
     Investments............................................       (77,352)      47,028,317      24,977,197
     Foreign currencies.....................................            --             (132)             --
-----------------------------------------------------------------------------------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION........       (77,352)      47,028,185      24,977,197
-----------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCIES........................................       (68,101)      58,994,935      59,199,062
-----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................      $ 17,232      $67,838,817     $64,699,106
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                INTERMEDIATE HIGH GRADE
                                                                       PORTFOLIO
                                                                ------------------------
                                                                   2004          2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $   85,333    $  106,967
  Net realized gain.........................................         9,251         4,828
  Net change in unrealized appreciation/depreciation........       (77,352)      (59,671)
----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................        17,232        52,124
----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income.....................................      (108,020)     (131,492)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS TO SHAREHOLDERS.....      (108,020)     (131,492)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................         1,420       100,554
  Net asset value of shares issued for reinvestment of
     dividends..............................................       108,020       131,492
  Cost of shares reacquired.................................      (443,482)     (746,606)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      (334,042)     (514,560)
----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................      (424,830)     (593,928)
NET ASSETS:
  Beginning of year.........................................     3,071,908     3,665,836
----------------------------------------------------------------------------------------
  END OF YEAR*..............................................    $2,647,078    $3,071,908
----------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:........      $(56,358)     $(48,809)
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   APPRECIATION PORTFOLIO
                                                                ----------------------------
                                                                    2004            2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $  8,843,882    $  4,447,539
  Net realized gain.........................................      11,966,750         302,425
  Net change in unrealized appreciation/depreciation........      47,028,185     133,084,770
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      67,838,817     137,834,734
--------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income.....................................      (9,112,037)     (4,241,611)
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS TO SHAREHOLDERS.....      (9,112,037)     (4,241,611)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................      84,567,958      73,719,235
  Net asset value of shares issued for reinvestment of
     dividends..............................................       9,112,037       4,241,611
  Cost of shares reacquired.................................     (30,802,879)    (30,308,529)
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      62,877,116      47,652,317
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................     121,603,896     181,245,440
NET ASSETS:
  Beginning of year.........................................     729,900,088     548,654,648
--------------------------------------------------------------------------------------------
  END OF YEAR*..............................................    $851,503,984    $729,900,088
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........         $92,662        $359,800
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                FUNDAMENTAL VALUE PORTFOLIO
                                                                ----------------------------
                                                                    2004            2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $  5,500,044    $  3,964,479
  Net realized gain.........................................      34,221,865      11,115,422
  Net change in unrealized appreciation/depreciation........      24,977,197     175,156,933
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      64,699,106     190,236,834
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income.....................................      (5,645,898)     (3,785,732)
  Net realized gains........................................     (19,989,073)             --
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (25,634,971)     (3,785,732)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................     113,780,488      88,748,416
  Net asset value of shares issued for reinvestment of
     dividends and distributions............................      25,634,971       3,785,732
  Cost of shares reacquired.................................     (26,690,821)    (18,010,407)
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......     112,724,638      74,523,741
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................     151,788,773     260,974,843
NET ASSETS:
  Beginning of year.........................................     733,921,301     472,946,458
--------------------------------------------------------------------------------------------
  END OF YEAR*..............................................    $885,710,074    $733,921,301
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........        $147,221        $294,502
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31:

INTERMEDIATE HIGH GRADE PORTFOLIO                     2004          2003        2002(1)       2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............         $8.99         $9.24         $9.61         $9.74         $9.69
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.......................          0.28          0.32          0.30          0.46(2)       0.54
  Net realized and unrealized gain (loss).....         (0.22)        (0.17)         0.48          0.23(2)       0.35
--------------------------------------------------------------------------------------------------------------------
Total Income From Operations..................          0.06          0.15          0.78          0.69          0.89
--------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
  Net investment income.......................         (0.37)        (0.40)        (1.15)        (0.82)        (0.84)
--------------------------------------------------------------------------------------------------------------------
Total Dividends...............................         (0.37)        (0.40)        (1.15)        (0.82)        (0.84)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR..................         $8.68         $8.99         $9.24         $9.61         $9.74
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)...............................          0.65%         1.63%         8.35%         7.39%         9.83%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)................        $2,647        $3,072        $3,666        $4,571        $6,558
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................          1.90%(4)      1.74%         2.02%         1.19%         0.98%
  Net investment income.......................          2.95          3.10          3.14          4.63(2)       5.72
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.......................            10%            6%           27%           57%           42%
--------------------------------------------------------------------------------------------------------------------

APPRECIATION PORTFOLIO                                2004          2003        2002(1)       2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............        $21.77        $17.58        $21.66        $22.81        $23.39
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.......................          0.25          0.14          0.13          0.18          0.27
  Net realized and unrealized gain (loss).....          1.66          4.18         (3.92)        (1.09)        (0.37)
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...........          1.91          4.32         (3.79)        (0.91)        (0.10)
--------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income.......................         (0.25)        (0.13)        (0.29)        (0.24)        (0.17)
  Net realized gains..........................            --            --            --            --         (0.31)
--------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions.............         (0.25)        (0.13)        (0.29)        (0.24)        (0.48)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR..................        $23.43        $21.77        $17.58        $21.66        $22.81
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)...............................          8.79%        24.56%       (17.53)%       (3.97)%       (0.41)%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)............          $852          $730          $549          $638          $611
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................          0.75%(4)      0.77%         0.77%         0.77%         0.78%
  Net investment income.......................          1.14          0.73          0.67          0.83          1.18
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.......................            41%           41%           71%           59%           64%
--------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.50, $0.19 and 5.06%, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment adviser voluntarily waived a portion of its fees for the year ended December 31, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 1.96% for Intermediate High Grade Portfolio and remained the same for the Appreciation Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31:

FUNDAMENTAL VALUE PORTFOLIO                        2004        2003      2002(1)       2001        2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............    $20.08      $14.56      $19.08      $22.55      $20.14
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income........................      0.13        0.11        0.11        0.08        0.20
  Net realized and unrealized
     gain (loss)...............................      1.52        5.51       (4.16)      (1.22)       3.73
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations............      1.65        5.62       (4.05)      (1.14)       3.93
---------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income........................     (0.14)      (0.10)      (0.18)      (0.15)      (0.39)
  Net realized gains...........................     (0.49)         --       (0.29)      (2.18)      (1.13)
---------------------------------------------------------------------------------------------------------
Total Dividends and Distributions..............     (0.63)      (0.10)      (0.47)      (2.33)      (1.52)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR...................    $21.10      $20.08      $14.56      $19.08      $22.55
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(2) ...............................      8.22%      38.64%     (21.30)%     (5.27)%     20.47%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS).............      $886        $734        $473        $473        $358
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.....................................      0.77%(3)     0.77%      0.78%       0.77%       0.79%
  Net investment income........................      0.68        0.71        0.68        0.64        0.83
---------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE........................        31%         18%         20%         32%         36%
---------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3) The investment adviser voluntarily waived a portion of its fees for the year ended December 31, 2004. The actual expense ratio did not change due to this voluntary fee waiver.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
     1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Intermediate High Grade, Appreciation and Fundamental Value Portfolios ("Funds") are separate diversified investment funds of the Greenwich Street Series Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (A) INVESTMENT VALUATION. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price, or if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market, securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. Debt securities are valued at the mean between the quoted bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds' Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

     (B) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     (C) FUTURES CONTRACTS. The Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

     (D) LENDING OF PORTFOLIO SECURITIES. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender's fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

     (E) FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     (F) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

     (G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income for the Funds, if any, are declared and paid on a monthly basis. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (H) FEDERAL AND OTHER TAXES. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (I) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, Intermediate High Grade Portfolio has reclassified $15,277 between accumulated net realized loss from investment transactions and overdistributed net investment income primarily due to differences between book and tax amortization of premium on fixed income securities. In addition, $139 was reclassified between overdistributed net investment income and paid-in capital due to a taxable overdistribution of net investment income. Appreciation Portfolio and Fundamental Value Portfolio have reclassified $1,017 and $1,427, respectively, between accumulated net realized loss and undistributed net investment income due to differences between book foreign currency transactions treated as ordinary income for tax purposes. These reclassifications have no effect on net assets or net asset values per share.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust, on behalf of the Funds, has entered into investment advisory agreements ("Advisory Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Intermediate High Grade Portfolio pays an investment advisory fee calculated at the annual rate of 0.40% of the Fund's average daily net assets.

     The Trust, on behalf of the Funds, has entered into administration agreements with SBFM. The Intermediate High Grade Portfolio pays an administration fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. Effective August 1, 2004, for the Appreciation Portfolio and Fundamental Value Portfolio, the advisory fee and administration fee, each of which is calculated daily and payable monthly, was reduced from 0.55% and 0.20%, respectively, of each Fund's respective average daily net assets to a fee calculated at the annual rates in accordance with the following schedule:

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              INVESTMENT
                                                               ADVISORY    ADMINISTRATION
                  AVERAGE DAILY NET ASSETS                     FEE RATE       FEE RATE
-----------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO
Up to $250 million..........................................    0.550%         0.200%
Next $250 million...........................................    0.513          0.187
Next $500 million...........................................    0.476          0.174
Next $1 billion.............................................    0.439          0.161
Next $1 billion.............................................    0.402          0.148
Over $3 billion.............................................    0.365          0.135
-----------------------------------------------------------------------------------------
FUNDAMENTAL VALUE PORTFOLIO
Up to $1.5 billion..........................................    0.550%         0.200%
Next $0.5 billion...........................................    0.500          0.200
Next $0.5 billion...........................................    0.490          0.160
Next $1 billion.............................................    0.460          0.140
Over $3.5 billion...........................................    0.380          0.120
-----------------------------------------------------------------------------------------

     During the year ended December 31, 2004, SBFM voluntarily waived a portion of its investment advisory fee amounting to $1,772 for each Fund.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2004, each Fund paid transfer agent fees of $5,000 to CTB.

     For the year ended December 31, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $15,983 and $29,790 for the Appreciation and Fundamental Value Portfolios, respectively.

     All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

     3.  INVESTMENTS

     During the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                PURCHASES          SALES
---------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio...........................  $     270,026    $    635,229
Appreciation Portfolio......................................    296,617,839     288,426,640
Fundamental Value Portfolio.................................    267,436,601     235,796,480
---------------------------------------------------------------------------------------------

     At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

                                                                                           NET UNREALIZED
                                                             APPRECIATION   DEPRECIATION    APPRECIATION
---------------------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio..........................  $   151,780    $   (91,918)    $     59,862
Appreciation Portfolio.....................................  183,407,609     (4,053,779)     179,353,830
Fundamental Value Portfolio................................  184,815,722    (18,721,506)     166,094,216
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     At December 31, 2004, the Fundamental Value Portfolio loaned securities having a market value of $92,034,737 and received cash collateral amounting to $94,959,729 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

     4.  SHARES OF BENEFICIAL INTEREST

     At December 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
INTERMEDIATE HIGH GRADE PORTFOLIO
Shares sold.................................................            158              10,856
Shares issued on reinvestment...............................         12,459              14,630
Shares reacquired...........................................        (49,253)            (80,434)
---------------------------------------------------------------------------------------------------
Net Decrease................................................        (36,636)            (54,948)
---------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO
Shares sold.................................................      3,802,727           3,763,256
Shares issued on reinvestment...............................        389,368             195,902
Shares reacquired...........................................     (1,382,315)         (1,641,153)
---------------------------------------------------------------------------------------------------
Net Increase................................................      2,809,780           2,318,005
---------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE PORTFOLIO
Shares sold.................................................      5,533,366           5,068,006
Shares issued on reinvestment...............................      1,216,243             190,014
Shares reacquired...........................................     (1,317,176)         (1,191,792)
---------------------------------------------------------------------------------------------------
Net Increase................................................      5,432,433           4,066,228
---------------------------------------------------------------------------------------------------

     5.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                               INTERMEDIATE HIGH GRADE   APPRECIATION   FUNDAMENTAL VALUE
                                                      PORTFOLIO           PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income............................         $108,020            $9,112,037       $ 5,645,898
  Net long-term capital gains................               --                    --        19,989,073
---------------------------------------------------------------------------------------------------------
Total Distributions Paid.....................         $108,020            $9,112,037       $25,634,971
---------------------------------------------------------------------------------------------------------

     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                               INTERMEDIATE HIGH GRADE   APPRECIATION   FUNDAMENTAL VALUE
                                                      PORTFOLIO           PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------
Ordinary income..............................         $131,492            $4,241,611       $3,785,732
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                               INTERMEDIATE HIGH GRADE   APPRECIATION   FUNDAMENTAL VALUE
                                                      PORTFOLIO           PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------
Undistributed ordinary income -- net.........         $      --          $    95,183      $    149,825
---------------------------------------------------------------------------------------------------------
Total undistributed earnings.................                --               95,183           149,825
Capital loss carryforward(1).................          (485,435)         (48,024,176)               --
Other book/tax temporary differences(2)......           (12,692)              (2,521)       (4,433,414)
Unrealized appreciation(3)...................            59,862          179,354,179       166,094,216
---------------------------------------------------------------------------------------------------------
Total accumulated earnings (losses)..........         $(438,265)         $131,422,665     $161,810,627
---------------------------------------------------------------------------------------------------------

(1) On December 31, 2004, the Funds had net capital loss carryforwards as follows:

                                                          INTERMEDIATE HIGH GRADE   APPRECIATION
YEAR OF EXPIRATION                                               PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------
12/31/2005..............................................         $ 24,191           $        --
12/31/2006..............................................           84,253                    --
12/31/2007..............................................          110,100                    --
12/31/2008..............................................          266,285                    --
12/31/2009..............................................               --            10,595,121
12/31/2010..............................................               --            30,116,714
12/31/2011..............................................              606             7,312,341
------------------------------------------------------------------------------------------------
                                                                 $485,435           $48,024,176
------------------------------------------------------------------------------------------------

These amounts will be available to offset any future taxable capital gains.

(2) Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the deferral of post-October capital losses for tax purposes and the differences in the book/tax treatment of various items.

(3) The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and discounts on fixed income securities.

     6.  ADDITIONAL INFORMATION

     In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank ("CTB"), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

     In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

     CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

     Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

     Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

     Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

     7.  LEGAL MATTERS

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the Fund (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
GREENWICH STREET SERIES FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Intermediate High Grade, Appreciation, and Fundamental Value Portfolios of Greenwich Street Series Fund ("Trust") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intermediate High Grade, Appreciation, and Fundamental Value Portfolios of Greenwich Street Series Fund as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            [KPMG LLP SIGNATURE]

New York, New York
February 18, 2005

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Greenwich Street Series Fund ("Trust") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                 TERM OF                                        NUMBER OF
                                               OFFICE* AND                                    PORTFOLIOS IN
                               POSITION(S)      LENGTH OF                                     FUND COMPLEX          OTHER
                                HELD WITH          TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY    BOARD MEMBERSHIPS
NAME, ADDRESS AND BIRTH YEAR      TRUST           SERVED             PAST FIVE YEARS             TRUSTEE       HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:

Dwight B. Crane                  Trustee        Since         Professor, Harvard Business           50        None
Harvard Business School                          1995         School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Birth Year: 1937

Burt N. Dorsett                  Trustee        Since         President of Dorsett McCabe           27        None
The Stratford #702                               1991         Capital Management Inc.; Chief
5601 Turtle Bay Drive                                         Investment Officer of Leeb
Naples, FL 34108                                              Capital Management, Inc.
Birth Year: 1930                                              (since 1999)

Elliot S. Jaffe                  Trustee        Since         Chairman of the Board of The          27        The Dress Barn
The Dress Barn Inc.                              1991         Dress Barn Inc.                                 Inc.
Executive Office
30 Dunnigan Drive
Suffern, NY 10901
Birth Year: 1926

Stephen E. Kaufman               Trustee        Since         Attorney                              51        None
Stephen E. Kaufman PC                            1995
277 Park Avenue, 47th Floor
New York, NY 10172
Birth Year: 1932

Cornelius C. Rose, Jr.           Trustee        Since         Chief Executive Officer of            27        None
P.O. Box 5388                                    1991         Performance Learning Systems
West Lebanon, NH 03784
Birth Year: 1932

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                 TERM OF                                        NUMBER OF
                                               OFFICE* AND                                    PORTFOLIOS IN
                               POSITION(S)      LENGTH OF                                     FUND COMPLEX          OTHER
                                HELD WITH          TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY    BOARD MEMBERSHIPS
NAME, ADDRESS AND BIRTH YEAR      TRUST           SERVED             PAST FIVE YEARS             TRUSTEE       HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

R. Jay Gerken, CFA**          Chairman,         Since         Managing Director of Citigroup       219        None
Citigroup Asset Management    President and      2002         Global Markets Inc. ("CGM");
("CAM")                       Chief                           Chairman, President and Chief
399 Park Avenue, 4th Floor    Executive                       Executive Officer of Smith
New York, NY 10022            Officer                         Barney Fund Management LLC
Birth Year: 1951                                              ("SBFM"), Travelers Investment
                                                              Adviser, Inc. ("TIA") and Citi
                                                              Fund Management Inc. ("CFM");
                                                              President and Chief Executive
                                                              Officer of certain mutual
                                                              funds associated with
                                                              Citigroup Inc. ("Citigroup");
                                                              Formerly, Portfolio Manager of
                                                              Smith Barney Allocation Series
                                                              Inc. (from 1996 to 2001) and
                                                              Smith Barney Growth and Income
                                                              Fund (from 1996 to 2000)

OFFICERS:

Andrew B. Shoup               Senior Vice       Since         Director of CAM; Senior Vice         N/A        N/A
CAM                           President and      2003         President and Chief
125 Broad Street, 11th Floor  Chief                           Administrative Officer of
New York, NY 10004            Administrative                  mutual funds associated with
Birth Year: 1956              Officer                         Citigroup; Head of
                                                              International Funds
                                                              Administration of CAM (from
                                                              2001 to 2003); Director of
                                                              Global Funds Administration of
                                                              CAM (from 2000 to 2001); Head
                                                              of U.S. Citibank Funds
                                                              Administration of CAM (from
                                                              1998 to 2000)

Kaprel Ozsolak                Chief             Since         Vice President of CGM; Chief         N/A        N/A
CAM                           Financial          2004         Financial Officer and
125 Broad Street, 11th Floor  Officer and                     Treasurer of certain mutual
New York, NY 10004            Treasurer                       funds associated with
Birth Year: 1965                                              Citigroup; Controller of
                                                              certain mutual funds
                                                              associated with Citigroup
                                                              (from 2002 to 2004)

Harry D. Cohen                Vice President    Since         Managing Director of CGM;            N/A        N/A
CAM                           and Investment     1991         Chief Investment Officer of
399 Park Avenue, 4th Floor    Officer                         SBFM, TIA and CFM
New York, NY 10022
Birth Year: 1940

John G. Goode                 Vice President    Since         Managing Director of CGM;            N/A        N/A
CAM                           and Investment     1993         Investment Officer of SBFM
One Sansome Street            Officer
36th Floor
San Francisco, CA 94104
Birth Year: 1944

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                 TERM OF                                        NUMBER OF
                                               OFFICE* AND                                    PORTFOLIOS IN
                               POSITION(S)      LENGTH OF                                     FUND COMPLEX          OTHER
                                HELD WITH          TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY    BOARD MEMBERSHIPS
NAME, ADDRESS AND BIRTH YEAR      TRUST           SERVED             PAST FIVE YEARS             TRUSTEE       HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Eugene J. Kirkwood            Vice President    Since         Director of CGM; Investment          N/A        N/A
CAM                           and Investment     2003         Officer of SBFM
399 Park Avenue, 4th Floor    Officer
New York, NY 10022
Birth Year: 1964

Scott K. Glasser              Vice President   Since 1996     Managing Director of CGM;            N/A        N/A
CAM                           and Investment                  Investment Officer of SBFM
399 Park Avenue               Officer
New York, NY 10022
Birth Year: 1966

Andrew Beagley                Chief             Since         Director of CGM (since 2000);        N/A        N/A
CAM                           Anti-Money         2002         Director of Compliance, North
399 Park Avenue, 4th Floor    Laundering                      America, CAM (since 2000);
New York, NY 10022            Compliance                      Chief Anti-Money Laundering
Birth Year: 1962              Officer                         Compliance Officer, Chief
                                                              Compliance Officer and Vice
                              Chief             Since         President of certain mutual
                              Compliance         2004         funds associated with
                              Officer                         Citigroup; Director of
                                                              Compliance, Europe, the Middle
                                                              East and Africa, CAM (from
                                                              1999 to 2000); Chief
                                                              Compliance Officer, SBFM, CFM,
                                                              TIA, Salomon Brothers Asset
                                                              Management Limited and Smith
                                                              Barney Global Capital
                                                              Management Inc.

Robert I. Frenkel             Secretary and     Since         Managing Director and General        N/A        N/A
CAM                           Chief Legal        2003         Counsel of Global Mutual Funds
300 First Stamford Place      Officer                         for CAM and its predecessor
4th Floor                                                     (since 1994); Secretary and
Stamford, CT 06902                                            Chief Legal Officer of mutual
Birth Year: 1954                                              funds associated with
                                                              Citigroup

-----------------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr.
   Gerken is an officer of SBFM and certain of its affiliates.

--------------------------------------------------------------------------------
 IMPORTANT TAX INFORMATION (UNAUDITED)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2004:

                                               INTERMEDIATE
                                           HIGH GRADE PORTFOLIO   APPRECIATION PORTFOLIO   FUNDAMENTAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Record Date..............................       12/27/2004        6/24/2004   12/27/2004      6/24/2004    12/27/2004
Payable Date.............................       12/28/2004        6/25/2004   12/28/2004      6/25/2004    12/28/2004
----------------------------------------------------------------------------------------------------------------------
Dividends Qualifying for the Dividends
  Received Deduction for Corporations....               --          100.00%      100.00%        100.00%       100.00%
----------------------------------------------------------------------------------------------------------------------
Interest from Federal Obligations........           37.53%               --           --             --            --
----------------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain per share.........               --               --           --             --     $0.490300
----------------------------------------------------------------------------------------------------------------------

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult with your Tax adviser to determine if any portion of the dividends you received is exempt from State income taxes.

Please retain this information for your records.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

TRUSTEES                                    INVESTMENT ADVISER AND
                                            ADMINISTRATOR
Dwight B. Crane
Burt N. Dorsett                             Smith Barney Fund Management LLC
R. Jay Gerken, CFA
  Chairman                                  CUSTODIAN
Elliot S. Jaffe
Stephen E. Kaufman                          State Street Bank and Trust Company
Cornelius C. Rose, Jr.
                                            TRANSFER AGENT
                                            Citicorp Trust Bank, fsb.

OFFICERS                                    SUB-TRANSFER AGENT

R. Jay Gerken, CFA                          PFPC Inc.
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Scott Glasser
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Eugene J. Kirkwood
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel
Secretary and Chief Legal Officer

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

APPRECIATION PORTFOLIO

FUNDAMENTAL VALUE PORTFOLIO

INTERMEDIATE HIGH GRADE PORTFOLIO

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

                                        This report is submitted for the general information of the owners of the Greenwich Street Series Fund.

                                        THIS REPORT MUST BE PRECEDED OR
                                        ACCOMPANIED BY A FREE PROSPECTUS.
                                        INVESTORS SHOULD CONSIDER THE FUNDS'
                                        INVESTMENT OBJECTIVES, RISKS, CHARGES
                                        AND EXPENSES CAREFULLY BEFORE INVESTING.
                                        THE PROSPECTUS CONTAINS THIS AND OTHER
                                        INFORMATION ABOUT THE FUNDS. PLEASE READ
                                        THE PROSPECTUS CAREFULLY BEFORE
                                        INVESTING.

                                        The Funds file their complete schedule
                                        of portfolio holdings with the
                                        Securities and Exchange Commission for
                                        the first and third quarters of each
                                        fiscal year on Form N-Q. The Funds'
                                        Forms N-Q are available on the
                                        Commission's website at www.sec.gov. The
                                        Funds' Forms N-Q may be reviewed and
                                        copied at the Commission's Public
                                        Reference Room in Washington D.C., and
                                        information on the operation of the
                                        Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

                                        Information on how the Funds voted
                                        proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2)
                                        on the Funds' website at
                                        www.citigroupAM.com and (3) on the SEC's website at www.sec.gov.

                                        S-6223-1 P (2/05)                05-7914

ITEM 2.           CODE OF ETHICS.

                  The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  The Board of Trustees of the registrant has determined that Dwight B. Crane, Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees for the Greenwich Street Series Fund were $145,600 and $144,500 for the years ended 12/31/04 and 12/31/03.

      (b) Audit-Related Fees for the Greenwich Street Series Fund were $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (c) Tax Fees for Greenwich Street Series Fund of $21,700 and $21,700 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Greenwich Street Series Fund.

      (d) All Other Fees for Greenwich Street Series Fund of $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

            The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

            The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
            (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

            (2) For the Greenwich Street Series Fund, the percentage of fees that were approved by the audit committee, with respect to:
            Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; and Other Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03.

      (f)   N/A

      (g) Non-audit fees billed by the Accountant for services rendered to Greenwich Street Series Fund and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Greenwich Street Series Fund. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled "additional information" were $75,000 and $0 for the years ended 12/31/04 and 12/31/03.

      (h) Yes. The Greenwich Street Series Fund's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Greenwich Street Series Fund or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.           [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           [RESERVED]

ITEM 9.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  Not applicable.

ITEM 10.          CONTROLS AND PROCEDURES.

                  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.          EXHIBITS.

                  (a)   Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

                  (b)   Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GREENWICH STREET SERIES FUND

By:   /s/ R. Jay Gerken
      -------------------
      R. Jay Gerken
      Chief Executive Officer of
      GREENWICH STREET SERIES FUND

Date: March 10, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      -------------------
      R. Jay Gerken
      Chief Executive Officer of
      GREENWICH STREET SERIES FUND

Date: March 10, 2005

By:   /s/ Kaprel Ozsolak
      --------------------
      Kaprel Ozsolak
      Chief Financial Officer of
      GREENWICH STREET SERIES FUND

Date: March 10, 2005